<PAGE >1
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holding entries
Salem Investment Counselors, Inc. Name of Institutional Investment Manager
480 Shepherd Street Winston-Salem NC 27103 Business Address
(Street) (City) (State) (Zip)
Dale M. Brown, Vice President 336.768.7230
Name, Phone No.,and Title of Person Duly Authorized to Submit This Report. ATTENTION INTENTIONAL MISSTATEMENTS OR OMISSIONS OF
FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
See 18 U.S.C. AND 15 U.S.C. 78ff(a)
The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Winston-Salem and State of North Carolina on the 9th day of May, 2008.
Salem Investment Counselors, Inc.
(Name of Institutional Investment Manager)
/s/ DALE M. BROWN
(Manual Signature of Person Duly Authorized To Submit This Report)
Name and 13F file numbers of all Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order). 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name: 13F File No.: Name: <13F File No.: 1. 6. 2. 7. 3. 8. 4. 9. 5. 10.

 FORM 13F SUMMARY PAGE REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS: 0
FORM 13F INFORMATION TABLE ENTRY: 252
FORM 13F INFORMATION TABLE VALUE TOTAL: $564,225,724

FORM 13F
Name of Reporting Manager: Salem Investment Counselors, Inc.


Item 1
Name of Issuer

Item 2
Title of
Class

Item 3
Cusip
Number

Item 4
Fair Market
Value

Item 5
Shares of
Principal
Amount


(a) Sole






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision, Inc.
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Altria Group, Inc.
American Intl. Group, Inc.
Ampco Pittsburgh Corp.
Anheuser Busch Company, Inc.
Apache Corp.
Apple, Inc.
AT&T Corp.      T
Atlas Energy Resources LLC
Automatic Data Processing, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

88579Y101
2824100
G1150G111
4930202
H01301102
01535P106
18772103
02209S103
26874107
32037103
35229103
37411105
37833100
00206R102
49303100
53015103

$11,398,471
$1,421,050
$695,170
$1,815,623
$384,075
$1,305,100
$964,727
$1,915,483
$3,012,622
$2,415,178
$471,795
$7,209,934
$3,693,116
$1,086,618
$1,085,000
$3,299,807


144,011
25,767
19,766
66,482
2,700
310,000
159,723
86,283
69,656
56,180
9,943
59,675
25,736
28,371
35,000
77,844

144,011
25,767
19,766
66,482
2,700
310,000
159,723
86,283
69,656
56,180
9,943
59,675
25,736
28,371
35,000
77,844



Item 1
Name of Issuer

Item 6
(b) Shares
as defined
in Instr. V.

Item 7
Managers
See Instr.
V.


(a) Sole

Item 8
(b) Shared


(c) None






 3M Company
Abbott Labs
Accenture Ltd   Class A
Activision, Inc.
Alcon, Inc.
Alexco Resource Corp.
Alliance One International
Altria Group, Inc.
American Intl. Group, Inc.
Ampco Pittsburgh Corp.
Anheuser Busch Company, Inc.
Apache Corp.
Apple, Inc.
AT&T Corp.      T
Atlas Energy Resources LLC
Automatic Data Processing, Inc.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

144,011
25,767
19,766
66,482
2,700
310,000
159,723
86,283
69,656
56,180
9,943
59,675
25,736
28,371
35,000
77,844

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0








Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Barclays Bank Plc Spon ADR
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BHP Billiton PLC SP ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

57665200
05945K102
60505104
06423T102
06738 E 204
67901108
71813109
54937107
75887109
84670207
84670108
88606108
05545 E 209
09247Q106
09249 E101
09255X100
92475102


$3,587,118
$883,545
$23,584,683
$1,415,378
$444,355
$360,635
$274,645
$5,929,208
$485,053
$20,378,532
$3,335,000
$6,337,075
$687,375
$513,951
$467,863
$179,500
$580,613


156,506
176,709
622,123
156,603
12,275
8,300
4,750
184,941
5,650
4,556
25
96,235
11,700
38,212
39,683
12,500
59,550


156,506
176,709
622,123
156,603
12,275
8,300
4,750
184,941
5,650
4,556
25
96,235
11,700
38,212
39,683
12,500
59,550










Balchem Corp.
BancInsurance Corp
Bank of America Corp.
Bank of Carolinas; Mocksville NC
Barclays Bank Plc Spon ADR
Barrick Gold Corp.
Baxter International, Inc.
BB&T Corporation
Becton Dickinson & Co.
Berkshire Hathaway, Inc. CL B
Berkshire Hathaway, Inc. DEL CL A
BHP Billiton Ltd. ADR
BHP Billiton PLC SP ADR
Blackrock Broad Inv. 2009
Blackrock Core Bd. Trust
Blackrock Floating Rate Income
Blackrock Incm. Opportunity TR

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


156,506
176,709
622,123
156,603
12,275
8,300
4,750
184,941
5,650
4,556
25
96,235
11,700
38,212
39,683
12,500
59,550


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boeing Company
BP Amoco PLC ADR
Breakwater Resources Ltd
Canadian Nat. Res. Ltd.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


09247F100
92474105
09247K109
09247D105
09249W101
09249H104
09248C106
09247L107
09249U105
09249R102
09249V103
09248T109
09249G106
97023105
55622104
106902307
136385101


$916,528
$226,125
$713,091
$424,536
$574,240
$156,668
$435,875
$443,223
$135,100
$137,000
$915,716
$443,208
$501,986
$3,575,338
$1,849,825
$1,178,320
$627,992


157,750
22,500
47,350
26,600
38,800
10,550
27,500
29,450
10,000
10,000
55,599
31,300
44,150
48,075
30,500
1,071,200
9,200


157,750
22,500
47,350
26,600
38,800
10,550
27,500
29,450
10,000
10,000
55,599
31,300
44,150
48,075
30,500
1,071,200
9,200









Blackrock Income TR. Inc.
Blackrock Insd Mun Term
Blackrock Insd Muni 2008
Blackrock Invt. Qlty Muni
Blackrock Ltd. Duration
Blackrock Mini Bond TR
Blackrock Mun 2018 Fd.
Blackrock N Y Insd 2008
Blackrock NY Mun. Inc. TST NY
Blackrock NY Mun. Income Trust
Blackrock Pfd. Opportunity Tr
Blackrock Strat. Muni Tr
Blackrock Strategic Bond
Boeing Company
BP Amoco PLC ADR
Breakwater Resources Ltd
Canadian Nat. Res. Ltd.

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


157,750
22,500
47,350
26,600
38,800
10,550
27,500
29,450
10,000
10,000
55,599
31,300
44,150
48,075
30,500
1,071,200
9,200


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Capital Bank Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Carmax, Inc.
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Cognizant Corp.
Colgate-Palmolive Co.
CommScope, Inc.

common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


139793103
14149F109
14149Y108
149123101
14808P109
149123101
151020104
165167107
166764100
170388102
172062101
17275R102
172967101
191216100
192441103
194162103
203372107

$1,457,150
$510,025
$217,917
$1,672,625
$1,474,168
$9,126,344
$1,128,042
$1,532,872
$1,914,283
$714,000
$581,898
$13,146,732
$2,056,491
$3,491,016
$204,693
$6,376,076
$879,458


142,161
57,500
4,150
86,129
46,710
116,571
18,405
33,215
22,426
15,000
15,297
545,734
96,008
57,352
7,100
81,839
25,250


142,161
57,500
4,150
86,129
46,710
116,571
18,405
33,215
22,426
15,000
15,297
545,734
96,008
57,352
7,100
81,839
25,250










Capital Bank Corp.
Cardinal Financial Group
Cardinal Health, Inc.
Carmax, Inc.
Cass Information Systems, Inc.
Caterpillar, Inc.
Celgene Corp.
Chesapeake Energy Corp.
Chevron Corporation
Choicepoint, Inc.
Cincinnati Financial Corp
Cisco Systems, Inc.
Citigroup, Inc.
Coca-Cola Company
Cognizant Corp.
Colgate-Palmolive Co.
CommScope, Inc.


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


142,161
57,500
4,150
86,129
46,710
116,571
18,405
33,215
22,426
15,000
15,297
545,734
96,008
57,352
7,100
81,839
25,250


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Community Bancshares, Inc. SC

Concepts Direct

ConocoPhillips

Cooperative Bankshares, Inc.

CVS Caremark Corp.

D. R. Horton Company

Dell, Inc.

Dentsply Intl. Inc. New

Devon Energy Corp.

Diomed Holdings

Disney, Walt Company

Duke Energy Corporation

Dupont de nemours E.I.

DWS Dreman Value Income

Eaton Corp

El Paso Pipeline Partners LP

EMC Corp. MASS


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


20343F190
206013104
20825C104
216844100
126650100
23331A109
24702R101
249030107
25179M103
25454R207
254687106
264399106
263534109
23339M105
278058102
283702108
268648102

$977,077
$1,320
$1,488,403
$326,400
$2,238,988
$1,317,078
$1,982,996
$463,200
$11,821,632
$247
$4,090,665
$987,212
$224,822
$375,240
$370,306
$1,087,680
$583,150


81,491
18,850
19,530
30,000
55,270
83,624
99,548
12,000
113,310
19,000
130,359
55,306
4,808
29,500
4,648
48,000
40,666


81,491
18,850
19,530
30,000
55,270
83,624
99,548
12,000
113,310
19,000
130,359
55,306
4,808
29,500
4,648
48,000
40,666










Community Bancshares, Inc. SC
Concepts Direct
ConocoPhillips
Cooperative Bankshares, Inc.
CVS Caremark Corp.
D. R. Horton Company
Dell, Inc.
Dentsply Intl. Inc. New
Devon Energy Corp.
Diomed Holdings
Disney, Walt Company
Duke Energy Corporation
Dupont de nemours E.I.
DWS Dreman Value Income
Eaton Corp
El Paso Pipeline Partners LP
EMC Corp. MASS



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


81,491
18,850
19,530
30,000
55,270
83,624
99,548
12,000
113,310
19,000
130,359
55,306
4,808
29,500
4,648
48,000
40,666



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Emerson Electric
Encana Corp.
Energy South, Inc.
Equitable Resources, Inc.
Exactech, Inc.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
First Solar, Inc.
Fiserv, Inc.
FNB United Corp.
Forest Oil Corp.
Fortune Brands, Inc.
FPL Group, Inc.
FX Energy, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


291011104
292505104
292970100
294549100
    30064109
 302182100
 302290101
 306137100
31620M106
31946M103
336433107
337738108
302519103
346091705
349631101
302571104
302695101



$2,205,627
$473,968
$1,184,974
$633,175
$503,800
$892,762
$6,074,282
$8,439,581
$919,174
$1,241,469
$931,494
$226,023
$158,250
$2,232,429
$486,083
$308,932
$3,839,657



42,861
6,257
22,705
10,750
20,000
13,880
71,817
1,109,012
24,100
8,909
4,030
4,700
15,000
45,597
6,994
4,924
901,328



42,861
6,257
22,705
10,750
20,000
13,880
71,817
1,109,012
24,100
8,909
4,030
4,700
15,000
45,597
6,994
4,924
901,328











Emerson Electric
Encana Corp.
Energy South, Inc.
Equitable Resources, Inc.
Exactech, Inc.
Express Scripts, Inc.
Exxon  Mobile Corporation
Falconstor Software, Inc.
Fidelity National Info. Services
First Citizens Bancshares CL A
First Solar, Inc.
Fiserv, Inc.
FNB United Corp.
Forest Oil Corp.
Fortune Brands, Inc.
FPL Group, Inc.
FX Energy, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


42,861
6,257
22,705
10,750
20,000
13,880
71,817
1,109,012
24,100
8,909
4,030
4,700
15,000
45,597
6,994
4,924
901,328



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Given Imaging
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Intel Corp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


368710406
369550108
369604103
373737105
375558103
M52020100
37733W105
38141G104
38259P508
393122106
413353202
420261109
428236103
431284108
437076102
443510201
458140100



$2,317,689
$566,916
$20,115,060
$697,607
$751,823
$2,455,517
$257,720
$3,160,603
$5,095,797
$2,372,674
$10,741
$1,139,924
$967,444
$1,343,840
$233,857
$530,615
$7,728,867



28,550
6,800
543,503
22,820
14,590
145,469
6,074
19,110
11,569
74,966
358,048
74,995
21,188
43,252
8,361
12,145
364,913



28,550
6,800
543,503
22,820
14,590
145,469
6,074
19,110
11,569
74,966
358,048
74,995
21,188
43,252
8,361
12,145
364,913











Genentech, Inc. New
General Dynamics Corp.
General Electric Company
Gerdau SA Spons ADR
Gilead Sciences, Inc.
Given Imaging
Glaxo Smith Kline PLC
Goldman Sachs Group, Inc.
Google, Inc. CL A
Green Mountain Coffee Roaster
Harold's Stores
Hawkins, Inc.
Hewlet-Packard Company
Highwood Properties, Inc.  REIT
Home Depot, Inc.
Hubbell Inc. Class B
Intel Corp

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

28,550
6,800
543,503
22,820
14,590
145,469
6,074
19,110
11,569
74,966
358,048
74,995
21,188
43,252
8,361
12,145
364,913

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









International Business Machines
Ipath MSCI India ETN
Ishares D J US Telecom Sctr Ind Fd.
Ishares FTSE XINHUA
Ishares Lehman Treasury
Ishares MSCI Brazil Fr Index Fund
Ishares MSCI Eafe Index
Ishares MSCI Emerging
Ishares MSCI EMU Index Fund
Ishares MSCI Hong Kong
Ishares MSCI Japan Index
Ishares MSCI Pacific Ex-Jap Ind Fd
Ishares MSCI South Korea Index
Ishares NASDAQ Biotech Ind Fund
Ishares S&P 500  Growth Index Fund
Ishares S&P GLB ERG Sect
Ishares S&P GLB Health Care


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


459200101
06739F291
464287713
464287184
464287176
464286400
464287465
464287234
464286608
464286871
464286848
464286665
464286772
464287556
464287309
464287341
464287325

$1,203,789
$1,024,608
$278,103
$1,118,148
$384,650
$900,481
$4,855,048
$8,781,867
$489,600
$240,548
$1,778,806
$601,026
$630,427
$303,120
$415,388
$1,081,659
$441,252

10,455
15,555
11,900
8,274
3,500
11,690
67,525
65,351
4,500
13,401
143,800
4,433
11,300
4,000
6,625
8,350
8,400

10,455
15,555
11,900
8,274
3,500
11,690
67,525
65,351
4,500
13,401
143,800
4,433
11,300
4,000
6,625
8,350
8,400









International Business Machines

Ipath MSCI India ETN

Ishares D J US Telecom Sctr Ind Fd.

Ishares FTSE XINHUA

Ishares Lehman Treasury

Ishares MSCI Brazil Fr Index Fund

Ishares MSCI Eafe Index

Ishares MSCI Emerging

Ishares MSCI EMU Index Fund

Ishares MSCI Hong Kong

Ishares MSCI Japan Index

Ishares MSCI Pacific Ex-Jap Ind Fd

Ishares MSCI South Korea Index

Ishares NASDAQ Biotech Ind Fund

Ishares S&P 500  Growth Index Fund

Ishares S&P GLB ERG Sect

Ishares S&P GLB Health Care




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


10,455
15,555
11,900
8,274
3,500
11,690
67,525
65,351
4,500
13,401
143,800
4,433
11,300
4,000
6,625
8,350
8,400

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lee Enterprises, Inc.
Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
McDonalds Corporation
Media General, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


464287499
478160104
487836108
496902404
50075N104
502424104
50540R409
518439104
523768109
524908100
52729N100
532457108
534187109
536020100
548661107
580135101
584404107

$222,181
$15,948,776
$4,941,271
$232,155
$515,789
$3,251,990
$338,928
$231,680
$5,544,399
$1,017,597
$33,920
$245,053
$789,620
$533,900
$12,626,911
$3,345,252
$1,911,501

2,375
245,857
94,012
10,500
16,633
29,742
4,600
5,053
553,886
27,035
16,000
4,750
15,185
28,100
550,432
59,983
136,341

2,375
245,857
94,012
10,500
16,633
29,742
4,600
5,053
553,886
27,035
16,000
4,750
15,185
28,100
550,432
59,983
136,341









Ishares TR Russell Midcap Indx Fnd
Johnson & Johnson
Kellogg Company
Kinross Gold Corp.
Kraft Foods, Inc. CL A
L-3 Communications Holdings, Inc.
Lab CP of America Holding New
Lauder, Estee Co., Inc. CL A
Lee Enterprises, Inc.
Lehman Brothers Holding, Inc.
Level 3 Communications, Inc.
Lilly, Eli & Co.
Lincoln National Corp.
Linn Energy
Lowes Companies Inc.
McDonalds Corporation
Media General, Inc.



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


2,375
245,857
94,012
10,500
16,633
29,742
4,600
5,053
553,886
27,035
16,000
4,750
15,185
28,100
550,432
59,983
136,341

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microchip Technology, Inc.
Microsoft Corporation
Monsanto Company
Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
Nabors Industries Ltd.
National Dentex Corp.
Nokia Corp.
Norfolk Southern Corp.
Norvartis A G Spon ADR F
NovaGold Resources, Inc.
Nuveen Divid Ad Mun Fd. 2


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


585055106
589331107
591520200
592688105
595017104
594918104
61166W101
615762101
46625H100
61945A107
G6359F103
63563H109
654902204
655844108
66987V109
66987 E206
67070F100

$7,400,852
$3,242,676
$210,420
$883,792
$256,931
$16,525,565
$289,900
$34,200
$490,188
$926,991
$290,422
$2,465,960
$10,923,738
$369,376
$245,904
$9,721,138
$182,625

153,005
85,446
18,000
9,100
7,850
582,296
2,600
17,100
11,413
9,035
8,600
191,308
343,190
6,800
4,800
1,260,848
12,500

153,005
85,446
18,000
9,100
7,850
582,296
2,600
17,100
11,413
9,035
8,600
191,308
343,190
6,800
4,800
1,260,848
12,500









Medtronic, Inc.
Merck & Co.
Methode Electronics, Inc. Class A
Mettler-Toledo International, Inc.
Microchip Technology, Inc.
Microsoft Corporation
Monsanto Company
Moore-Handley, Inc.
Morgan, JP Chase & Co.
Mosaic Company
Nabors Industries Ltd.
National Dentex Corp.
Nokia Corp.
Norfolk Southern Corp.
Norvartis A G Spon ADR F
NovaGold Resources, Inc.
Nuveen Divid Ad Mun Fd. 2

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


153,005

85,446

18,000

9,100

7,850

582,296

2,600

17,100

11,413

9,035

8,600

191,308

343,190

6,800

4,800

1,260,848

12,500


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Nuveen Muni Advantage Fund
Nuveen NC Div AD Muni Fund NC
Nuveen NC Div AD Muni Fund NC
Nuveen Perf Plus Muni Fnd nc.
Nuveen Quality Pfd Incm Fd
Nuveen Real Estate Inc. Fund
Nuveen Select Tax Free Inc Prtflio 3
Oil Service Holders Dep.
Old Dominion Freight Lines
Old Rep. Intl. Corp.
Path 1 Network Techs.
Penn Virginia Group Holding LP
Pepsico, Inc.
Pfizer, Inc.
Pharsight Corp.
Philip Morris International, Inc.
Pimco Corporate Opportunity Fund


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common


67062H106
67072D103
67071D104
67062P108
67071S101
67071B108
67063X100
678002106
679580100
680223104
703186205
70788P105
713448108
717081103
71721Q200
718172109
72201B101

$269,000
$475,754
$371,130
$219,268
$336,785
$504,259
$151,250
$1,104,470
$231,945
$474,791
$128
$1,418,992
$24,668,051
$1,115,799
$69,126
$3,681,364
$513,729

20,000
35,241
27,800
16,400
32,825
32,345
11,000
6,247
7,287
36,777
29,000
52,400
341,663
53,311
13,018
72,783
35,900

20,000
35,241
27,800
16,400
32,825
32,345
11,000
6,247
7,287
36,777
29,000
52,400
341,663
53,311
13,018
72,783
35,900









Nuveen Muni Advantage Fund

Nuveen NC Div AD Muni Fund NC

Nuveen NC Div AD Muni Fund NC

Nuveen Perf Plus Muni Fnd nc.

Nuveen Quality Pfd Incm Fd

Nuveen Real Estate Inc. Fund

Nuveen Select Tax Free Inc Prtflio 3

Oil Service Holders Dep.

Old Dominion Freight Lines

Old Rep. Intl. Corp.

Path 1 Network Techs.

Penn Virginia Group Holding LP

Pepsico, Inc.

Pfizer, Inc.

Pharsight Corp.

Philip Morris International, Inc.

Pimco Corporate Opportunity Fund




0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


20,000
35,241
27,800
16,400
32,825
32,345
11,000
6,247
7,287
36,777
29,000
52,400
341,663
53,311
13,018
72,783
35,900

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Pimco Strategic Global
Pioneer Natural Res. Co.
Potash Corp. Sask, Inc.
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Republic Services, Inc.
Research in Motion
Ruddick Corp.
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schering-Plough Corp


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

72200X104
723787107
73755L107
74005P104
742718109
743263105
743859100
747525103
75281A109
758940100
760759100
760975102
781258108
78390X101
803111103
78401V102
806605101

$877,885
$423,660
$788,467
$635,937
$16,791,925
$352,490
$181,409
$595,525
$775,994
$413,723
$349,418
$235,683
$1,069,603
$754,754
$201,564
$852,335
$148,711


84,250
8,625
5,080
7,550
239,645
8,453
16,891
14,525
12,230
20,948
11,950
2,100
29,018
40,600
14,418
25,217
10,320

84,250
8,625
5,080
7,550
239,645
8,453
16,891
14,525
12,230
20,948
11,950
2,100
29,018
40,600
14,418
25,217
10,320









Pimco Strategic Global
Pioneer Natural Res. Co.
Potash Corp. Sask, Inc.
Praxair, Inc.
Procter & Gamble
Progress Energy, Inc.
Provident Bankshares Corp
Qualcomm, Inc.
Range Resources, Inc.
Regions Financial Corp.
Republic Services, Inc.
Research in Motion
Ruddick Corp.
Saic, Inc.
Sara Lee Corporation
SCBT Finanical Corp.
Schering-Plough Corp



0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


84,250
8,625
5,080
7,550
239,645
8,453
16,891
14,525
12,230
20,948
11,950
2,100
29,018
40,600
14,418
25,217
10,320

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0









Schlumberger Ltd.
Sempra Energy
Sirius Satellite Radio
Solar Enertech Corp.
Sonoco Products
Southern Community Financial
Spartan Motors
Spectra Energy Corp.
Starbucks Corp.
Stericycle, Inc.
Stryker Corporation
Sunpower Corp. - CL A
Suntrust Banks, Inc.
SVB Financial Group, Inc.
Sysco Corporation
Target Corporation
Teva Pharmaceutical


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

806857108
816851109
82966U103
834156101
835495102
842632101
846819100
847560109
855244109
858912108
863667101
867652109
867914103
78486Q101
871829107
87612E106
881624209

$234,900
$208,058
$57,200
$5,900
$3,218,613
$451,037
$138,406
$320,821
$346,500
$1,030,000
$439,088
$735,414
$2,012,996
$200,744
$8,036,770
$2,653,199
$2,775,326

2,700
3,905
20,000
10,000
112,421
62,994
16,360
14,102
19,800
20,000
6,750
9,870
36,507
4,600
276,939
52,352
60,085

2,700
3,905
20,000
10,000
112,421
62,994
16,360
14,102
19,800
20,000
6,750
9,870
36,507
4,600
276,939
52,352
60,085





















Schlumberger Ltd.

Sempra Energy

Sirius Satellite Radio

Solar Enertech Corp.

Sonoco Products

Southern Community Financial

Spartan Motors

Spectra Energy Corp.

Starbucks Corp.

Stericycle, Inc.

Stryker Corporation

Sunpower Corp. - CL A

Suntrust Banks, Inc.

SVB Financial Group, Inc.

Sysco Corporation

Target Corporation

Teva Pharmaceutical


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

2,700
3,905
20,000
10,000
112,421
62,994
16,360
14,102
19,800
20,000
6,750
9,870
36,507
4,600
276,939
52,352
60,085

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Texas Instruments
Toyota Motor CP ADR
Triad Guaranty Inc.
TriStone Community Bank
U S G Corporation
Ultra Petroleum Corp.
Unifirst Corporation - Mass
Union Pacific Corp.
United Health Group, Inc.
United Parcel Service CL B
United Technologies Corp.
Unumprovident Corp.
US Bancorp Del
Valero Energy Corp.
Vanguard FTSE All World
Vanguard Growth ETF
Vanguard Health Care Vipers


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

882508104
892331307
895925105
89676R106
903293405
903914109
904708104
907818108
91324P102
911312106
913017109
91529Y106
902973304
91913Y100
922042775
922908736
92204A504

$383,200
$6,388,960
$2,823,460
$597,643
$3,005,874
$2,038,250
$678,970
$941,228
$2,173,957
$513,623
$3,189,188
$220,100
$1,726,244
$1,051,150
$695,310
$706,868
$313,619

13,555
63,326
564,692
84,772
81,637
26,300
18,306
7,507
63,270
7,034
46,341
10,000
53,345
21,404
12,900
12,200
5,850

13,555
63,326
564,692
84,772
81,637
26,300
18,306
7,507
63,270
7,034
46,341
10,000
53,345
21,404
12,900
12,200
5,850





















Texas Instruments

Toyota Motor CP ADR

Triad Guaranty Inc.

TriStone Community Bank

U S G Corporation

Ultra Petroleum Corp.

Unifirst Corporation - Mass

Union Pacific Corp.

United Health Group, Inc.

United Parcel Service CL B

United Technologies Corp.

Unumprovident Corp.

US Bancorp Del

Valero Energy Corp.

Vanguard FTSE All World

Vanguard Growth ETF

Vanguard Health Care Vipers


0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

13,555
63,326
564,692
84,772
81,637
26,300
18,306
7,507
63,270
7,034
46,341
10,000
53,345
21,404
12,900
12,200
5,850

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0





















Vanguard Information Tech.
Vanguard Intl. Equity Index Fd.
Vanguard Intl. Equity Index Fd.
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Weatherford Intl., Inc.
WellPoint, Inc.
Wells Fargo & Co.
Weyco Group, Inc.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.


common
common
common
common
common
common
common
common
common
common
common
common
common
common
common

92204A702
922042866
922042858
92343V104
918204108
929903102
931422109
931142103
G95089101
94973V107
949746101
962149100
983024100
98385X106
98956P102

$859,196
$382,354
$1,278,808
$301,660
$2,065,099
$7,411,986
$5,539,543
$5,258,096
$922,181
$3,401,629
$1,094,451
$442,617
$969,458
$9,036,138
$2,983,206

16,900
6,200
13,600
8,276
26,643
274,518
145,433
99,812
12,725
77,082
37,610
14,918
23,215
146,074
38,315

16,900
6,200
13,600
8,276
26,643
274,518
145,433
99,812
12,725
77,082
37,610
14,918
23,215
146,074
38,315


Grand Total 03/31/08




$564,225,724












Vanguard Information Tech.
Vanguard Intl. Equity Index Fd.
Vanguard Intl. Equity Index Fd.
Verizon Communications
VF Corporation
Wachovia Corporation New
Walgreen Company
Wal-Mart Stores, Inc.
Weatherford Intl., Inc.
WellPoint, Inc.
Wells Fargo & Co.

0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0

16,900
6,200
13,600
8,276
26,643
274,518
145,433
99,812
12,725
77,082
37,610

0
0
0
0
0
0
0
0
0
0
0

0
0
0
0
0
0
0
0
0
0
0

Weyco Group, Inc.
Wyeth
XTO Energy, Inc.
Zimmer Holdings, Inc.

0
0
0
0

0
0
0
0

14,918
23,215
146,074
38,315

0
0
0
0

    0
0
0
0

















